SIGNIFICANT ACCOUNTING POLICIES - Accounting Standards Adopted in 2018 (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
IFRS 03, Revenue from Contracts with Customers
Disclosure of initial application of standards or interpretations [line items]
Acquisition transaction costs	$ 3.6